Nature of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended				6 Months Ended
	Jan. 27, 2020	Apr. 15, 2019	Jun. 22, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Class of Stock
Net loss				$ (32,045)	$ (29,873)	$ (28,478)	$ (27,179)	$ (61,918)	$ (55,655)
Accumulated deficit				299,068				299,068		$ 237,150
Cash				$ 212,044		$ 266,194		$ 212,044	$ 266,194	$ 210,643
Ordinary Shares | IPO
Class of Stock
Number of shares issued in transaction (shares)			10,147,059
Per share price of issuance (usd per share)			$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs			$ 156,500
Ordinary Shares | Options
Class of Stock
Number of shares issued in transaction (shares)		630,000	1,323,529
Ordinary Shares | Underwriters public offering
Class of Stock
Number of shares issued in transaction (shares)	7,250,000	4,830,000
Per share price of issuance (usd per share)	$ 11.00	$ 24.00
Proceeds of issuance of ordinary shares, net of issuance costs	$ 74,000	$ 108,800